Total
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Berman Floating Rate Income Fund
Neuberger Berman Income Funds®
Neuberger Berman Floating Rate Income Fund
Supplement to the Summary Prospectus and Prospectus, each dated February 28, 2023, as amended and supplemented

Effectively immediately, due to a restatement of performance data for the Fund’s broad-based securities market index, the “Average Annual Total % Returns” table included in the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The date of this supplement is March 28, 2023.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/22
Floating Rate Income Fund
Average Annual Returns - Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) - Neuberger Berman Floating Rate Income Fund	1 Year	5 Years	10 Years
Institutional Class	(1.56%)	2.93%	3.12%
Class A	(6.07%)	1.66%	2.29%
Class C	(3.72%)	1.78%	1.96%
After Taxes on Distributions | Institutional Class	(3.80%)	1.00%	1.29%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	(0.94%)	1.41%	1.56%
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(0.77%)	3.27%	3.65%

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.